STOCK-BASED COMPENSATION - Stock Option Activity (Details) - Stock Options - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Weighted-Average Exercise Price
Outstanding, beginning balance (in dollars per share)	$ 137	$ 94	$ 97
Option granted (in dollars per share)		140
Options exercised (in dollars per share)	103	91	98
Options canceled/expired (in dollars per share)	103	86	100
Outstanding, ending balance (in dollars per share)	$ 140	137	94
Exercisable at end of period (in dollars per share)		$ 103	$ 94
Number of Shares under Option
Outstanding, beginning balance (in shares)	1,613,923	479,774	1,750,949
Options granted (in shares)		1,500,000
Options exercised (in shares)	(106,132)	(361,088)	(1,214,109)
Options canceled/expired (in shares)	(7,791)	(4,763)	(57,066)
Outstanding, ending balance (in shares)	1,500,000	1,613,923	479,774
Exercisable at end of period (in shares)		113,923	479,774
Granted in 2016
Stock options
Vesting period	3 years
Contractual term	10 years
Total compensation cost to be recognized for stock options	$ 12